Consolidated statement of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net profit for the year	R$ 119,554	R$ 177,079	R$ 126,338
Other comprehensive income to be reclassified to statement of income for the year in subsequent periods:
Currency translation adjustment of foreign operations (Note 19.e)	76,463	(1,007)	27,084
Currency translation adjustment of the re-distribution of the assets and liabilities of the joint venture (Note 19.e)			(30,616)
Total comprehensive income for the year	R$ 196,017	R$ 176,072	R$ 122,806